DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048







                                   April 30, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Natural Resource Development Securities Inc.
     File 2-70421
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on April 24, 1997.


                                   Very truly yours,
                               /s/ Ruth Rossi
                                   Ruth Rossi
                                   Assistant Secretary



cc: Barry Fink
    Randolph Koch